ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
Additional Information On Cost Of Sales And Operating Expenses By Nature
ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE

10.	ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following accounts of the income statement for the years ended in December 31, 2025, 2024 and 2023:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2025	2024	2023	2025	2024	2023

Cost of sales (i)	3,661.8	3,939.4	3,552.5	23.6	17.4	13.2
Distribution expenses	1,164.6	1,172.6	1,098.3	-	-	-
Commercial expenses	527.2	615.0	613.7	194.4	206.7	148.6
Administrative expenses	539.8	514.2	464.1	718.4	622.9	524.8
	5,893.4	6,241.2	5,728.6	936.4	847.0	686.6

(i)	These amounts added to R$2,944.6 (R$2,796.1 and R$2,629.6 as at December 31, 2024 and 2023, respectively) mentioned in note 9 - Payroll and related benefits, total R$6,630.0 (R$6,752.9 and R$6,195.3 as at December 31, 2024 and 2023, respectively). The remaining balance of R$36,234.1 (R$36,862.2 and R$33,096.3 as at December 31, 2024 and 2023, respectively), recorded in the cost of sales, corresponds to other production costs.